Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	$ 30,171
Impairment loss	135
Balance ending	32,208	30,171
Net book value	32,208	30,171
Trademarks and sanitary records [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	10,474
Balance ending	10,387	10,474
Net book value	10,387	10,474
Licenses, customers and agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	3,422
Balance ending	2,913	3,422
Net book value	2,913	3,422
Product development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	16,275
Balance ending	18,908	16,275
Net book value	18,908	16,275
Cost [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	53,926	48,622
Additions	2,250	2,427
Additions from internal developments	8,713	7,976
Derecognition of assets	(203)	(7)
Foreign currency exchange	(7,451)	(5,092)
Transfers	596
Balance ending	57,831	53,926	48,622
Net book value	57,831	53,926	48,622
Cost [Member] | Trademarks and sanitary records [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	14,706	13,176
Additions	1,684	1,672
Additions from internal developments
Derecognition of assets
Foreign currency exchange	(1,180)	(631)
Transfers	233	489
Balance ending	15,443	14,706	13,176
Net book value	15,443	14,706	13,176
Cost [Member] | Licenses, customers and agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	15,935	17,174
Additions	566	755
Additions from internal developments
Derecognition of assets	(49)	(7)
Foreign currency exchange	(1,574)	(1,475)
Transfers	363	(512)
Balance ending	15,241	15,935	17,174
Net book value	15,241	15,935	17,174
Cost [Member] | Product development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	23,285	18,272
Additions
Additions from internal developments	8,713	7,976
Derecognition of assets	(154)
Foreign currency exchange	(4,697)	(2,986)
Transfers		23
Balance ending	27,147	23,285	18,272
Net book value	27,147	23,285	$ 18,272
Accumulated amortization and impairment losses [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	23,755
Amortization expense	4,933	4,816
Impairment loss	135
Derecognition of assets		(7)
Foreign currency exchange	(3,200)	(2,093)
Transfers
Balance ending	25,623	23,755
Net book value	25,623	23,755		$ 21,039
Accumulated amortization and impairment losses [Member] | Trademarks and sanitary records [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	4,232
Amortization expense	1,205	787
Impairment loss	114
Derecognition of assets
Foreign currency exchange	(495)	(277)
Transfers		241
Balance ending	5,056	4,232
Net book value	5,056	4,232		3,481
Accumulated amortization and impairment losses [Member] | Licenses, customers and agreements [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	12,513
Amortization expense	995	965
Impairment loss	21
Derecognition of assets		(7)
Foreign currency exchange	(1,201)	(976)
Transfers		(237)
Balance ending	12,328	12,513
Net book value	12,328	12,513		12,768
Accumulated amortization and impairment losses [Member] | Product development [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Balance beginning	7,010
Amortization expense	2,733	3,064
Impairment loss
Derecognition of assets
Foreign currency exchange	(1,504)	(840)
Transfers		(4)
Balance ending	8,239	7,010
Net book value	$ 8,239	$ 7,010		$ 4,790